Capital Stock and Long-term Retention Plan - Long-Term Retention Plan (Details) $ / shares in Units, EquityInstruments in Thousands, $ in Thousands, shares in Millions		12 Months Ended
	Apr. 02, 2013	Dec. 31, 2023 MXN ($) EquityInstruments $ / shares shares	Dec. 31, 2022 MXN ($) EquityInstruments shares	Dec. 31, 2021 MXN ($) EquityInstruments shares	Dec. 31, 2023 shares	Dec. 31, 2023 EquityInstruments	Oct. 31, 2023 shares	Jul. 31, 2022 shares	Jun. 30, 2022 shares	Feb. 28, 2022 shares	Jan. 31, 2022 shares	Jun. 30, 2020 shares
Share based payment arrangements
Number of shares released by trust		3,527.2	8,328.0
Share-based compensation expense | $		$ 748,500	$ 1,665,909	$ 1,088,413
Long Term Retention Plan [Member]
Share based payment arrangements
Granted annually under LTRP	1.50%
Shares sold in open market					28.0
Number of shares released by trust		3,353.5	7,874.4
Number of shares held in connection of with cancellation of shares					1,483.0
Number of shares held in connection of with forfeited rights					652.5
Funding made for acquisition of shares | $		$ 86,000	$ 648,242
Retention Plan Trust
Share based payment arrangements
Percentage of CPOs or its equivalents held in the form of CPO by trust		68.60%
Percentage of CPOs or its equivalents held in the form other than CPO by trust		31.40%
Number reserved for future vesting					69.1
Series Shares [Member] | Long Term Retention Plan [Member]
Share based payment arrangements
Number of shares released by trust		173.7	453.6
Ordinary Participation Certificates [Member] | Long Term Retention Plan [Member]
Share based payment arrangements
Shares outstanding | EquityInstruments			170,731	176,858		176,898
Shares vested | EquityInstruments		1,795	15,047
Sale price per CPO | $ / shares		$ 1.60
Number of other equity instruments forfeited in share-based payment arrangement | EquityInstruments		3,638	18,580
Number of CPOs owned by trust for employees							4.5	1.7	23.9	24.7
Number of CPOs released									0.8
Number of shares released by trust		28.7	67.3
Number of shares held in connection of with cancellation of shares			23.9
Number of other equity instruments held in connection of with cancellation of shares			2,798.9		12.7
Number of shares held in connection of with forfeited rights			728.0
Number of other equity instruments held in connection of with forfeited rights			6.2	7.5							17.2	5.6
Funding made for acquisition of shares | $			$ 980,410
Ordinary Participation Certificates [Member] | Retention Plan Trust
Share based payment arrangements
Shares outstanding		137,700				137,700
Shares vested		28,600	38,500	52,900
Funding made for acquisition of shares | $		$ 172,976
Certain officers and employee | Series Shares [Member] | Long Term Retention Plan [Member]
Share based payment arrangements
Number of shares held in connection of with forfeited rights									10.8
Certain officers and employee | Ordinary Participation Certificates [Member] | Long Term Retention Plan [Member]
Share based payment arrangements
Number of CPOs released					8.0				7.1
Number of CPOs cancelled		10.8
Bottom Of Range | Retention Plan Trust
Share based payment arrangements
Vesting price (in pesos per CPO) | $ / shares		$ 1.60
Top Of Range | Retention Plan Trust
Share based payment arrangements
Vesting price (in pesos per CPO) | $ / shares		$ 38.32